Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax provision				$ (4,403,068)	$ 3,534,602	$ (2,697,435)	$ (765,185)
Southport Acquisition Corp
Income tax provision	$ 277	$ 49,421	$ 88,604	$ 114,124	$ 152,466	$ 1,319,280
Effective tax rate (in percent)	(0.02%)	(10.85%)	(5.65%)	(88.30%)	(3.08%)	32.59%
Statutory federal income tax rate			21.00%		21.00%	21.00%